Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended					3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	May 02, 2014	Jun. 30, 2014 Other Investors [Member]	Jun. 30, 2014 Bridge Notes Investors [Member]	Jun. 30, 2014 Two Bridge Notes [Member]	Jun. 30, 2014 Bridge Notes 5 [Member]	Jun. 30, 2014 Emergent Financial Group, Inc. [Member]	Jun. 30, 2014 5% Bridge Notes [Member]	Jun. 30, 2014 Preferred Class A [Member]	Jun. 30, 2014 Preferred Class A [Member] Bridge Notes 5 [Member]	Jun. 13, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member] Preferred Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	250,000,000		250,000,000	250,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000		2,500,000	2,500,000
Convertible Preferred Stock Designated					800,000										800,000
Preferred Stock, Dividends Per Share, Declared	$ 0.96
Preferred Stock, Liquidation Preference Per Share	$ 12.00
Rate Of One Share For Each Dividend	$ 0.40
Gross Proceeds from Issuance of Preferred Stock	$ 1,000,000
Proceeds from Issuance of Convertible Preferred Stock	770,700
Stock Issued During Period, Shares, New Issues												86,797	163,608
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	694,376								1,308,864
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50					$ 0.50			$ 0.50
Shares And Warrants Issued Description	The shares and warrants were issued as a unit (a Unit) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase eight (8) shares of the Companys common stock at an exercise price of $0.50 per share, which are immediately exercisable and may be exercised at any time on or before March 31, 2019.
Debt Instrument, Interest Rate During Period	5.00%
Debt Instrument, Face Amount			1,793,000					220,000
Units Issued Per Units To Investors			$ 12.00
Debt Instrument, Convertible, Conversion Price			$ 10.80
Interest Payable	24,000
Warrants Fair Value	1,947,700
Adjustments to Additional Paid in Capital, Other	1,947,700
Percentage Of Commission						10.00%	3.00%
Percentage Of Non accountable Finance Fee						3.00%	1.00%
Preferred Stock, Shares Outstanding	250,405		0	0										233,572
Class of Warrant or Right, Outstanding	2,003,240		262,856	312,856						689,145
Preferred Stock Dividends, Income Statement Impact	27,723	0	0	0
Other Preferred Stock Dividends and Adjustments	741,786	0
Reimbursement Of Legal Expense						40,000
Convertible Preferred Stock Converted to Other Securities	7,512,150
Accreted To Accumulated Deficit	741,800
Debt Conversion, Original Debt, Amount											$ 1,743,000